CALVERT FLOATING-RATE ADVANTAGE FUND
Supplement to Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”) dated February 1, 2024, as may be supplemented and/or revised from time to time

Effective immediately, Catherine C. McDermott will continue to serve as portfolio manager of the Fund and Ralph H. Hinckley, Jr. is added as portfolio manager of the Fund. All references to other portfolio managers of the Fund are removed from the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

Accordingly, the following changes for the Fund are effective immediately:

1.	The following replaces “Portfolio Managers” in the Summary Prospectus and “Portfolio Managers” under “Fund Summary” in the Prospectus:

Portfolio Managers

Catherine C. McDermott, Managing Director of Morgan Stanley and Vice President of CRM, has managed the Fund since April 2018.

Ralph H. Hinckley, Jr., Managing Director of Morgan Stanley and Vice President of CRM, has managed the Fund since January 30, 2025.

2. The following replaces the sixth paragraph under “Management and Organization” in the Prospectus:

Catherine C. McDermott and Ralph H. Hinckley, Jr., Managing Directors of Morgan Stanley and Vice Presidents of CRM, are portfolio managers of the Fund. Ms. McDermott has served as portfolio manager of the Fund since April 2018 and Mr. Hinckley has served as portfolio manager of the Fund since January 30, 2025. Ms. McDermott and Mr. Hinckley have been employees of the Morgan Stanley organization for more than five years and also manage other funds and portfolios.

3.	The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services” in the SAI:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Catherine C. McDermott
Registered Investment Companies(1)	6	$3,759.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Ralph H. Hinckley, Jr.(2)
Registered Investment Companies(1)	6	$25,577.7	0	$0
Other Pooled Investment Vehicles	3	$3,650.4	0	$0
Other Accounts	2	$563.8	0	$0

(1) Includes the Fund.

(2) As of September 30, 2024.

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Calvert Family of Funds
Catherine C. McDermott	None	None
Ralph H. Hinckley, Jr. (1)	None	None

(1) As of September 30, 2024

January 30, 2025	48587-00 1.30.25